Segmental reporting - Disclosure of analysis of results by business (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) employee	Dec. 31, 2023 GBP (£) employee	Dec. 31, 2022 GBP (£) employee
Disclosure of operating segments [line items]
Net interest expense	£ 12,936	£ 12,709	£ 10,572
Non-interest income	13,852	12,669	14,384
Total income	26,788	25,378	24,956
Operating costs	(16,195)	(16,714)	(14,957)
UK regulatory levies	(320)	(180)	(176)
Litigation and conduct	(220)	(37)	(1,597)
Operating expenses	(16,735)	(16,931)	(16,730)
Other net income/(expenses)	37	(9)	6
Profit before impairment	10,090	8,438	8,232
Credit impairment (charges)/releases	(1,982)	(1,881)	(1,220)
Profit before tax	8,108	6,557	7,012
Total assets	1,518,202	1,477,487	1,513,700
Total liabilities	£ 1,445,721	£ 1,405,623	£ 1,444,400
Number of employees (full time equivalent) | employee	93,000	92,400	87,400
Average number of employees (full time equivalent) | employee	91,300	92,900	83,900
Average number of employees (headcount) | employee	92,900	94,800	86,200
Operating segments | Barclays UK
Disclosure of operating segments [line items]
Net interest expense	£ 6,627	£ 6,431	£ 5,893
Non-interest income	1,647	1,156	1,366
Total income	8,274	7,587	7,259
Operating costs	(4,235)	(4,393)	(4,260)
UK regulatory levies	(78)	(30)	(26)
Litigation and conduct	(16)	8	(41)
Operating expenses	(4,329)	(4,415)	(4,327)
Other net income/(expenses)	0	0	0
Profit before impairment	3,945	3,172	2,932
Credit impairment (charges)/releases	(365)	(304)	(286)
Profit before tax	3,580	2,868	2,646
Total assets	299,800	293,100	313,200
Total liabilities	£ 284,100	£ 264,200	£ 287,300
Number of employees (full time equivalent) | employee	18,000	6,800	6,200
Operating segments | Barclays UK Corporate Bank
Disclosure of operating segments [line items]
Net interest expense	£ 1,206	£ 1,160	£ 1,132
Non-interest income	574	610	525
Total income	1,780	1,770	1,657
Operating costs	(935)	(905)	(812)
UK regulatory levies	(37)	(8)	(7)
Litigation and conduct	(1)	1	0
Operating expenses	(973)	(912)	(819)
Other net income/(expenses)	0	(3)	1
Profit before impairment	807	855	839
Credit impairment (charges)/releases	(76)	27	0
Profit before tax	731	882	839
Total assets	61,200	61,500	88,200
Total liabilities	£ 94,400	£ 85,900	£ 86,000
Number of employees (full time equivalent) | employee	1,900	1,800	1,700
Operating segments | Barclays Private Bank & Wealth Management
Disclosure of operating segments [line items]
Net interest expense	£ 767	£ 768	£ 715
Non-interest income	542	440	299
Total income	1,309	1,208	1,014
Operating costs	(911)	(795)	(545)
UK regulatory levies	(9)	(4)	(4)
Litigation and conduct	0	2	0
Operating expenses	(920)	(797)	(549)
Other net income/(expenses)	0	0	0
Profit before impairment	389	411	465
Credit impairment (charges)/releases	(6)	(4)	(5)
Profit before tax	383	407	460
Total assets	34,100	32,000	42,700
Total liabilities	£ 75,000	£ 60,900	£ 62,400
Number of employees (full time equivalent) | employee	1,900	2,100	1,100
Operating segments | Barclays Investment Bank
Disclosure of operating segments [line items]
Net interest expense	£ 1,031	£ 1,393	£ 836
Non-interest income	10,774	9,642	11,087
Total income	11,805	11,035	11,923
Operating costs	(7,666)	(7,619)	(6,955)
UK regulatory levies	(187)	(123)	(119)
Litigation and conduct	(55)	5	(1,189)
Operating expenses	(7,908)	(7,737)	(8,263)
Other net income/(expenses)	0	0	1
Profit before impairment	3,897	3,298	3,661
Credit impairment (charges)/releases	(123)	(102)	(181)
Profit before tax	3,774	3,196	3,480
Total assets	1,053,900	1,019,200	1,014,000
Total liabilities	£ 952,100	£ 904,500	£ 920,100
Number of employees (full time equivalent) | employee	7,100	7,100	6,700
Operating segments | Barclays US Consumer Bank
Disclosure of operating segments [line items]
Net interest expense	£ 2,659	£ 2,604	£ 1,972
Non-interest income	667	664	667
Total income	3,326	3,268	2,639
Operating costs	(1,612)	(1,650)	(1,525)
UK regulatory levies	0	0	0
Litigation and conduct	(14)	(6)	(3)
Operating expenses	(1,626)	(1,656)	(1,528)
Other net income/(expenses)	0	0	0
Profit before impairment	1,700	1,612	1,111
Credit impairment (charges)/releases	(1,293)	(1,438)	(624)
Profit before tax	407	174	487
Total assets	35,400	33,600	30,400
Total liabilities	£ 24,500	£ 21,100	£ 19,500
Number of employees (full time equivalent) | employee	2,300	600	600
Head Office
Disclosure of operating segments [line items]
Net interest expense	£ 646	£ 353	£ 24
Non-interest income	(352)	157	440
Total income	294	510	464
Operating costs	(836)	(1,352)	(860)
UK regulatory levies	(9)	(14)	(20)
Litigation and conduct	(134)	(48)	(364)
Operating expenses	(979)	(1,414)	(1,244)
Other net income/(expenses)	37	(6)	4
Profit before impairment	(648)	(910)	(776)
Credit impairment (charges)/releases	(119)	(60)	(124)
Profit before tax	(767)	(970)	(900)
Total assets	33,800	38,100	25,200
Total liabilities	£ 15,600	£ 69,000	£ 69,100
Number of employees (full time equivalent) | employee	61,800	74,000	71,100